INCOME TAXES (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current	$ 318	$ 451	$ 3
Deferred	454	428	419
Total income tax expense	$ 772	$ 879	$ 422